Other Assets	12 Months Ended
Jun. 30, 2019
Disclosure Of Other Assets [Abstract]
OTHER ASSETS
6.	OTHER ASSETS

	Years Ended June 30,
	2019	2018
Current
Prepayments	621,737	256,821

Other	10,032	9,804
Total	631,769	266,625